Acquisitions - Estimated Fair Value of Assets Acquired of Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 7,844	$ 2,572
Fresno
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 7,900
Right-of-use assets			153
Lease liability			153
Net identifiable assets and liabilities			7,900
Goodwill			17,771
Aggregate purchase price	$ 25,700		$ 25,671